Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Floating Rate Fund
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 87.0%
Senior Loans (a)
Communication Services 10.9%
Altice Financing SA, First Lien Term Loan, 3-month USD-LIBOR + 2.75%, 2.9%, 1/31/2026	791,573	778,215
Altice France SA:
Term Loan B12, 3-month USD-LIBOR + 3.688%, 3.814%, 1/31/2026	492,327	489,066
Term Loan B13, 3-month USD-LIBOR + 4.0%, 4.125%, 8/14/2026	493,655	493,141
Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.346%, 12/15/2027	681,567	683,213
CCI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 4.75%, 12/17/2027	428,925	430,268
Clear Channel Outdoor Holdings, Inc., Term Loan B, 2-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.607% - 3.629%, 8/21/2026	1,095,487	1,071,524
Crown Subsea Communications Holding, Inc., Term Loan, 1-month USD-LIBOR + 5.0%, 5.75%, 4/20/2027	789,589	796,830
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.25%, 2.345%, 7/17/2025	457,827	452,225
Term Loan, 1-month USD-LIBOR + 2.25%, 2.345%, 1/15/2026	294,710	290,736
Cumulus Media New Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 3/31/2026	75,679	75,639
Cyxtera DC Holdings, Inc., Term Loan B, 6-month USD-LIBOR + 3.0%, 4.0%, 5/1/2024	250,992	247,522
Diamond Sports Group LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3.34%, 8/24/2026	232,282	146,338
E.W. Scripps Co., Term Loan B3, 1-month USD-LIBOR + 3.0%, 3.75%, 1/7/2028	342,475	342,521
Eagle Broadband Investments LLC, Term Loan, 3-month USD-LIBOR + 3.0%, 3.75%, 11/12/2027	215,584	215,786
Entercom Media Corp., Term Loan, 1-month USD-LIBOR + 2.5%, 2.585%, 11/18/2024	357,202	352,922
GCI Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.5%, 9/24/2025	307,675	307,867
iHeartCommunications, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 5/1/2026	440,000	438,900
Intelsat Jackson Holdings SA:
Term Loan, 3-month USD-LIBOR + 5.5%, 6.5%, 7/13/2022	225,547	227,590
Term Loan B3, Prime Rate + 4.75%, 8.0%, 11/27/2023	1,500,000	1,528,598
MetroNet Systems Holdings LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 5/26/2028	440,000	440,495
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 3.335%, 10/20/2025	775,125	740,461
Northwest Fiber LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3.847%, 4/30/2027	379,050	379,097
Numericable Group SA, Term Loan B11, 3-month USD-LIBOR + 2.75%, 2.879%, 7/31/2025	2,068,965	2,038,903
Sorenson Communications LLC, Term Loan, 3-month USD-LIBOR + 5.5%, 6.25%, 3/12/2026	212,063	213,963
Telesat Canada, Term Loan B5, 2-month USD-LIBOR + 2.75%, 2.86%, 12/7/2026	230,105	213,739
Uber Technologies, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.585%, 2/25/2027	294,816	294,509
Univision Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 3/15/2026	1,723,262	1,721,513
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 2.596%, 1/31/2028	412,877	409,118

Xplornet Communications, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 4.835%, 6/10/2027	833,685	833,835
Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.085%, 3/9/2027	537,159	530,939
		17,185,473
Consumer Discretionary 12.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 1.835%, 11/19/2026	458,506	451,294
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.585%, 4/8/2028	197,500	197,376
American Trailer World Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 3/3/2028	435,000	430,959
Aristocrat Leisure Ltd., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 10/19/2024	838,983	841,291
Bright Bidco B.V., Term Loan B, 6/30/2024 (b)	200,000	161,667
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 2.835%, 12/23/2024	1,552,444	1,541,677
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.335%, 4/30/2026	1,184,218	1,173,608
CNT Holdings I Corp, Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 11/8/2027	429,480	429,808
Crown Finance U.S., Inc.:
Term Loan, 3-month USD-LIBOR + 2.75%, 2.897%, 9/30/2026	295,492	228,314
Term Loan, 3-month USD-LIBOR + 2.5%, 3.5%, 2/28/2025	990,410	776,120
CWGS Group LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3.25%, 6/3/2028	286,781	284,602
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD-LIBOR + 2.5%, 3.5%, 2/1/2024	792,900	791,017
ECL Entertainment LLC, Term Loan, 1-month USD-LIBOR + 7.5%, 8.25%, 3/31/2028	375,000	382,500
Great Outdoors Group LLC, Term Loan B, 6-month USD-LIBOR + 4.25%, 5.0%, 3/6/2028	1,293,500	1,299,967
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/19/2027	377,848	376,947
Harland Clarke Holdings Corp., Term Loan B7, 1-month USD-LIBOR + 4.75%, 5.75%, 11/3/2023	156,557	148,310
J&J Ventures Gaming LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.75%, 4/7/2028	440,000	442,200
Jo-Ann Stores, Inc., Term Loan B1, 6-month USD-LIBOR + 4.75%, 5.5%, 7/7/2028	440,000	438,405
K&N Engineering, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.75%, 5.75%, 10/20/2023	259,321	248,430
Life Time Fitness, Inc., Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/16/2024	114,648	114,338
Mavis Tire Express Services Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 5/4/2028	440,000	440,671
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 6.75%, 7.5%, 12/22/2025	960,857	934,587
Mister Car Wash Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.088%, 5/14/2026	320,993	319,656
PAI Holdco, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.5%, 10/28/2027	219,450	219,815
Petco Health and Wellness Co., Inc., Term Loan B, 3-month USD-LIBOR + 3.25%, 4.0%, 3/3/2028	433,913	433,641
PetSmart, Inc., Term Loan B, 6-month USD-LIBOR + 3.75%, 4.5%, 2/12/2028	435,000	436,222
Playa Resorts Holding B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.75%, 4/29/2024	194,475	187,389
RVR Dealership Holdings LLC, Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 2/8/2028	214,463	214,462
Scientific Games International, Inc., Term Loan B5, 1-month USD-LIBOR + 2.75%, 2.835%, 8/14/2024	1,626,749	1,614,638
SeaWorld Parks & Entertainment, Inc., Term Loan B, 3-month USD-LIBOR + 3.0%, 3.5%, 8/12/2028	431,403	428,329
Springer Nature Deutschland GmbH, Term Loan B18, 1-month USD-LIBOR + 3.0%, 3.75%, 8/14/2026	283,288	283,264
Sweetwater Borrower LLC, Term Loan B, 1-month USD-LIBOR + 4.75%, 5.5%, 8/7/2028	440,000	437,800
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.085%, 10/1/2025	223,282	221,236

The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 2.25%, 2.368%, 7/21/2026	303,276	302,111
Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 1/31/2028	433,913	432,828
UFC Holdings LLC, Term Loan B, 6-month USD-LIBOR + 2.75%, 3.5%, 4/29/2026	319,971	318,427
Wand NewCo 3, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.085%, 2/5/2026	641,949	635,472
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 10/30/2027	139,216	139,463
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 2.84%, 5/18/2025	741,315	723,594
		19,482,435
Consumer Staples 5.6%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 11/24/2027	427,850	428,453
Birkenstock GmbH & Co. KG, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 4/27/2028	440,000	440,275
Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.5%, 10/20/2027	430,083	431,227
City Brewing Company LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 4/5/2028	500,000	500,000
Golden Nugget, Inc., Term Loan B, 2-month USD-LIBOR + 2.5%, 3.25%, 10/4/2023	710,235	706,421
IRB Holding Corp.:
Term Loan B, 3-month USD-LIBOR + 2.75%, 3.75%, 2/5/2025	740,433	739,008
Term Loan, 3-month USD-LIBOR + 3.25%, 4.25%, 12/15/2027	855,700	856,590
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 12/22/2026	855,700	836,049
Ozark Holdings LLC, Term Loan B, 1-month USD LIBOR + 3.75%, 4.25%, 12/16/2027	418,175	419,377
Shearer's Foods, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 9/23/2027	500,922	500,727
Sovos Brands Intermediate, Inc., 2021 Term Loan, 3-month USD-LIBOR + 4.25%, 5.0%, 6/8/2028	440,000	441,558
TKC Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.5%, 6.5%, 5/15/2028	748,445	745,017
Triton Water Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/31/2028	500,000	497,272
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.085%, 9/13/2026	987,437	969,678
WW International, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 4/13/2028	365,000	364,133
		8,875,785
Energy 1.4%
CQP Holdco LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 6/5/2028	440,000	437,285
Gulf Finance LLC, Term Loan B, 1-month USD-LIBOR + 5.25%, 6.25%, 8/25/2023	338,860	288,273
Navitas Midstream Midland Basin LLC, Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 12/13/2024	440,000	439,560
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 3.395%, 10/1/2025	379,275	377,925
Oryx Midstream Holdings LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 4.092%, 5/22/2026	730,081	729,793
		2,272,836
Financials 7.3%
Acrisure LLC, Term Loan B, 2-month USD-LIBOR + 3.5%, 3.607%, 2/15/2027	729,059	720,062
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 4.585%, 7/31/2026	889,714	891,031
Alera Group Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.5%, 8/1/2025	427,794	427,794
Amerilife Holdings LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.096%, 3/18/2027	585,265	584,168
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.585%, 2/12/2027	394,987	391,978
Asurion LLC:
Term Loan B9, 7/31/2027 (b)	200,000	196,292
Term Loan B6, 1-month USD-LIBOR + 3.125%, 3.21%, 11/3/2023	635,920	629,959
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.085%, 1/27/2027	260,700	257,397

Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3-month USD-LIBOR + 2.5%, 3.5%, 3/1/2024	2,091,582	2,089,354
CoreLogic, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 6/2/2028	880,000	877,936
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.75%, 4/9/2027	834,414	836,567
Edelman Financial Center LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.25%, 4/7/2028	366,563	365,144
Hub International Ltd., Term Loan B, 3-month USD-LIBOR + 2.75%, 2.865% - 2.875%, 4/25/2025	1,313,657	1,300,146
ION Trading Finance Ltd., Term Loan, 6-month USD-LIBOR + 4.75%, 4.917%, 4/1/2028	250,000	250,516
Rent-A-Center, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 2/17/2028	374,063	376,576
Ryan Specialty Group LLC, Term Loan, 1-month USD-LIBOR + 3.0%, 3.75%, 9/1/2027	472,059	472,354
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.335%, 12/31/2025	948,218	937,788
		11,605,062
Health Care 8.6%
AHP Health Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 8/4/2028	440,000	441,100
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.625%, 5/4/2025	848,525	837,919
Aveanna Healthcare LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 7/17/2028	356,981	356,887
Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.085%, 6/2/2025	707,485	705,716
CBI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 1/6/2028	435,000	433,188
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 3/27/2028	668,063	650,757
Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 3.835%, 10/10/2025	588,309	520,442
eResearchTechnology, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 5.5%, 2/4/2027	428,917	430,860
Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 10/1/2027	1,284,337	1,289,956
Gentiva Health Services, Inc., Term Loan, 1-month USD-LIBOR + 2.75%, 2.875%, 7/2/2025	540,037	539,362
Heartland Dental, LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.096%, 4/30/2025	440,000	439,267
Imprivata, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 12/1/2027	428,925	429,193
Jazz Financing Lux S.a.r.l., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 5/5/2028	380,000	380,549
Kindred Healthcare LLC, First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 4.625%, 7/2/2025	503,573	504,203
Mallinckrodt International Finance SA, Term Loan B, 6-month USD-LIBOR + 5.25%, 6.0%, 9/24/2024	547,827	534,288
National Mentor Holdings, Inc.:
Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 2/18/2028	804,778	803,623
Term Loan C, 3-month USD-LIBOR + 3.75%, 4.5%, 3/2/2028	25,155	25,118
Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.091%, 6/30/2025	404,106	404,105
Parexel International Corp., First Lien Term Loan, 8/11/2028 (b)	450,000	450,337
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 4.346% - 4.347%, 7/9/2025	200,000	199,072
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.835%, 11/16/2025	1,445,205	1,436,585
Sotera Health Holdings LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 3.25%, 12/11/2026	435,000	432,825
Surgery Center Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 8/31/2026	965,996	967,658
Team Health Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 3.75%, 2/6/2024	348,182	339,815
		13,552,825

Industrials 19.0%
AI Aqua Merger Sub, Inc.:
First Lien Delayed Draw Term Loan, 7/31/2028 (b)	24,747	24,818
First Lien Term Loan B, 1-month USD-LIBOR + 4.0%, 4.5%, 7/31/2028	195,256	195,813
Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.124%, 2/5/2024	492,424	489,809
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.585%, 1/29/2027	653,400	650,133
American Airlines, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 1.835%, 1/29/2027	755,856	712,240
Term Loan, 1-month USD LIBOR + 2.0%, 2.096%, 12/15/2023	350,000	342,416
APX Group, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 7/10/2028	220,000	219,627
Arches Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.75%, 12/6/2027	427,850	424,562
AVSC Holding Corp., Term Loan B1, 6-month USD-LIBOR + 3.25%, 4.25%, 3/3/2025 (PIK)	324,321	283,152
Bingo Industries Ltd., Term Loan, 7/8/2028 (b)	440,000	440,000
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	1,112,216	1,099,859
Brown Group Holding LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 3.25%, 6/7/2028	618,342	616,215
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.085%, 10/30/2026	1,257,845	1,253,128
CCC Information Services, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 4.0%, 4/29/2024	1,030,269	1,031,289
Conair Holdings LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 5/17/2028	440,000	439,908
Cornerstone Buildings Brands, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.75%, 4/12/2028	385,103	384,321
CP Atlas Buyer, Inc., Term Loan B, 2-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.25%, 11/23/2027	429,923	428,775
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 2.835%, 8/21/2025	575,342	570,020
Dynasty Acquisition Co., Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.5%, 3.647%, 4/6/2026	933,560	911,533
Term Loan B2, 3-month USD-LIBOR + 3.5%, 3.647%, 4/6/2026	500,060	488,261
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3.085%, 3/29/2025	589,289	584,981
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 3.647%, 8/1/2024	174,547	162,067
Garda World Security Corp., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.34%, 10/30/2026	635,535	635,367
Gates Global LLC, Term Loan B3, 1-month USD-LIBOR + 2.5%, 3.25%, 3/31/2027	1,135,526	1,131,920
Hayward Industries, Inc., Term Loan, 1-month USD-LIBOR + 2.5%, 3.0%, 5/12/2028	440,000	438,533
Hillman Group, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 2.75%, 3.25%, 7/14/2028	5,873	5,851
Term Loan B1, 1-month USD-LIBOR + 2.75%, 3.25%, 7/14/2028	306,519	305,337
Inmar Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 5/1/2024	445,874	446,246
Instant Brands Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 4/12/2028	220,000	220,000
Intrado Corp., Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 10/10/2024	380,334	368,325
Kenan Advantage Group, Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.75%, 4.5%, 3/24/2026	1,293,500	1,293,157
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 8.0%, 9/1/2027 (c)	225,000	223,031
Kestrel Bidco, Inc., Term Loan B, 12/11/2026 (b)	250,000	242,110
Madison IAQ LLC, Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 6/21/2028	440,000	437,767
Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.84%, 10/4/2024	281,463	278,599
MI Windows and Doors LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 12/18/2027	427,850	429,294

Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 6.25%, 6/21/2027	426,830	453,560
Mitchell International, Inc., Term Loan, 1-month USD-LIBOR + 4.25%, 4.75%, 11/29/2024	427,801	428,871
Peraton Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 2/1/2028	1,301,737	1,303,905
Prime Security Services Borrower LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 6-month USD-LIBOR + 2.75%, 12-month USD-LIBOR + 2.75%, 3.5%, 9/23/2026	417,164	416,934
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.585%, 2/12/2027	441,874	430,089
Quikrete Holdings, Inc., 2021 Term Loan B1, 2/21/2028 (b)	600,000	596,064
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.085%, 2/22/2024	548,296	540,472
Spirit Aerosystems, Inc., Term Loan B, 1-month USD-LIBOR + 5.25%, 6.0%, 1/15/2025	174,125	175,866
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 5.126%, 4/16/2026	1,034,357	980,917
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 11/2/2026	1,345,010	1,346,974
Titan Acquisition Ltd., Term Loan B, 6-month USD-LIBOR + 3.0%, 3.167%, 3/28/2025	886,982	869,654
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.25%, 2.335%, 5/30/2025	793,328	781,773
Term Loan F, 1-month USD-LIBOR + 2.25%, 2.335%, 12/9/2025	915,440	902,322
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 3-month USD-LIBOR + 2.5%, 3.5% - 6.50%, 2/28/2025 (PIK)	275,965	282,206
Term Loan, 3-month USD LIBOR + 6.75%, 6.897%, 5/29/2026	295,506	249,150
Veritas U.S., Inc., Term Loan B, 3-month USD-LIBOR + 5.0%, 6.0%, 9/1/2025	297,754	298,870
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.085%, 8/27/2025	751,496	751,496
Vertiv Group Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.846%, 3/2/2027	159,200	158,429
Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.5%, 2.585%, 10/23/2025	861,802	856,011
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 4/30/2025	99,268	95,588
		30,127,615
Information Technology 10.5%
Banff Merger Subsidiary, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 3.835%, 10/2/2025	1,428,231	1,420,790
Barracuda Networks, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 2/12/2025	485,100	486,356
CommerceHub, Inc., Term Loan B, 1-month USD LIBOR + 4.0%, 4.75%, 12/29/2027	427,850	429,099
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.335%, 4/6/2026	643,081	636,731
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 11/9/2027	213,979	214,059
Endure Digital, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 2/10/2028	430,000	427,650
Finastra U.S.A., Inc.:
First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 4.5%, 6/13/2024	1,192,836	1,180,091
Second Lien Term Loan, 6-month USD-LIBOR + 7.25%, 8.25%, 6/13/2025	371,428	374,446
Hyland Software, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 4.25%, 7/1/2024	99,744	99,948
Idera, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 3/2/2028	216,956	216,505
I-Logic Technologies Bidco Ltd., Term Loan B, 6-month USD-LIBOR + 4.0%, 4.5%, 2/16/2028	294,531	294,969
Informatica LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.335%, 2/25/2027	1,061,563	1,056,329
Ivanti Software, Inc.:
Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 12/1/2027	433,913	434,997
Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/1/2027	428,925	430,132
LogMeIn, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 4.847%, 8/31/2027	497,500	496,527
MA FinanceCo. LLC:
Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.835%, 6/21/2024	132,466	131,142
Term Loan B, 3-month USD-LIBOR + 4.25%, 5.25%, 6/5/2025	292,500	294,328
Magenta Buyer LLC, First Lien Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 7/27/2028	440,000	439,452
McAfee LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3.835%, 9/30/2024	455,334	455,933
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.75%, 9/13/2024	1,081,361	1,084,259

Presidio Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.59% - 3.63%, 1/22/2027	236,610	236,314
Project Alpha Intermediate Holding, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.09%, 4/26/2024	1,253,202	1,254,324
Proofpoint, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 8/31/2028	220,000	218,946
Riverbed Technology, Inc., Term Loan B, 2-month USD-LIBOR + 6.0%, 3-month USD-LIBOR + 6.0%, 7.0%, 12/31/2025	199,000	178,199
Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.835%, 6/21/2024	894,574	885,633
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 3.628%, 3/5/2027	541,813	537,988
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 4.0%, 5/4/2026	858,187	859,878
Ultra Clean Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.835%, 8/27/2025	412,240	413,270
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 4.129%, 8/20/2025	726,128	702,333
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.085%, 2/28/2027	255,167	254,210
Weld North Education LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 12/21/2027	213,925	214,527
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.585%, 6/2/2025	345,113	342,741
		16,702,106
Materials 8.4%
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 2/3/2028	867,825	861,590
Aruba Investments, Inc., Term Loan, 3-month USD-LIBOR + 4.0%, 4.75%, 11/24/2027	418,950	420,523
Berlin Packaging LLC, First Lien Term Loan B, 1-week USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.25%, 3/11/2028	450,000	447,525
BWAY Holding Co., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.342%, 4/3/2024	1,810,639	1,768,207
Charter NEX U.S., Inc., Term Loan, 1-month USD LIBOR + 3.75%, 4.5%, 12/1/2027	427,850	428,584
CPC Acquisition Corp., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 12/29/2027	428,925	428,835
Diamond (BC) BV, Term Loan, 1-month USD-LIBOR + 3.0%, 3.085%, 9/6/2024	836,990	833,416
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	707,005	703,976
Gemini HDPE LLC, Term Loan B, 3-month USD-LIBOR + 3.0%, 3.5%, 12/31/2027	420,148	419,974
GEON Performance Solutions, LLC, Term Loan, 3-month USD-LIBOR + 4.75%, 5.5%, 8/9/2028	229,000	229,860
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.585%, 6/30/2027	398,003	396,428
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 8/28/2026	335,739	336,998
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.835%, 2/7/2027	217,250	217,114
Jadex, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 5.5%, 2/18/2028	433,913	430,478
New Arclin U.S. Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 2/28/2026	663,340	665,207
Perstorp Holding AB, Term Loan B, 6-month USD-LIBOR + 4.75%, 4.953%, 2/27/2026	124,364	122,538
Proampac PG Borrower LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.5%, 11/3/2025	496,172	496,795
Reynolds Group Holdings, Inc., Term Loan B2, 1-month USD-LIBOR + 3.25%, 3.335%, 2/5/2026	862,334	857,267
Ring Container Technologies Group, LLC, 2021 Term Loan B, 8/4/2028 (b)	222,000	221,908
Starfruit Finco BV, Term Loan B, 1-month USD-LIBOR + 2.75%, 2.838%, 10/1/2025	1,568,774	1,553,793
TricorBraun Holdings, Inc.:
Delayed Draw Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 3/3/2028	11,844	11,752
Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 3/3/2028	351,041	348,322
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, 7/28/2028 (b)	384,888	385,417
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD-LIBOR + 2.5%, 2.335% - 2.647%, 3/13/2028	289,943	287,384
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 5/1/2025	451,107	436,446
		13,310,337

Utilities 3.0%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 5/14/2027	419,257	420,567
Astoria Energy LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 12/10/2027	852,102	852,404
Eastern Power LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 10/2/2025	567,331	507,841
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 10/1/2027	629,385	629,322
ExGen Renewables IV LLC, Term Loan, 1-month USD-LIBOR + 2.5%, 3.5%, 12/15/2027	420,323	419,949
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 11/9/2026	916,928	897,256
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 5.085%, 4/20/2026	199,359	198,487
Term Loan C, 1-month USD-LIBOR + 5.0%, 5.085%, 4/20/2026	26,054	25,940
Pacific Gas & Electric Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.5%, 6/23/2025	426,724	410,367
Pike Corp., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.09%, 1/21/2028	417,123	415,993
		4,778,126
Total Loan Participations and Assignments (Cost $137,868,688)		137,892,600

Corporate Bonds 3.6%
Communication Services 1.8%
Avaya, Inc., 144A, 6.125%, 9/15/2028	360,000	379,800
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	514,675
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	110,000	114,950
144A, 5.875%, 10/15/2027	95,000	101,553
iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	103,018
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	374,062
Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	420,000	437,317
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	700,000	749,875
		2,775,250
Consumer Discretionary 0.7%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	634,170
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	47,419
144A, 6.75%, 5/15/2025	54,000	57,172
Tenneco, Inc., 144A, 7.875%, 1/15/2029	13,000	14,625
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	307,557
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	62,250
		1,123,193
Energy 0.0%
Cheniere Energy, Inc., 4.625%, 10/15/2028	25,000	26,375
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 8/15/2029	30,000	30,918
		57,293
Financials 0.0%
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	21,150
Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	31,050
Industrials 0.7%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	90,000	94,860
Builders FirstSource, Inc., 144A, 6.75%, 6/1/2027	179,000	191,083

Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	10,300
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	308,000	319,165
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	18,000	20,385
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/2027	500,000	528,285
		1,164,078
Information Technology 0.0%
Unisys Corp., 144A, 6.875%, 11/1/2027	39,000	42,559
Materials 0.3%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	320,682
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028	140,000	141,022
		461,704
Real Estate 0.1%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	63,900
Total Corporate Bonds (Cost $5,477,755)		5,740,177
	Shares	Value ($)

Common Stocks 0.2%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc.*	22,247	58,509
iHeartMedia, Inc. “A”*	1,111	27,642
		86,151
Energy 0.1%
Aquadrill LLC	4,748	154,429
Information Technology 0.0%
Answers Corp.* (c)	2,219	0
Total Common Stocks (Cost $533,003)		240,580

Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	196,225
Windstream Services LLC*	551	8,357
		204,582
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (c)	6,166	0
Total Warrants (Cost $870,450)		204,582

Mutual Funds 0.6%
BlackRock Floating Rate Income Trust	39,278	513,363
Nuveen Credit Strategies Income Fund	75,370	489,905
Total Mutual Funds (Cost $970,803)		1,003,268

Exchange-Traded Funds 4.8%
Invesco Senior Loan ETF	188,457	4,172,438
iShares iBoxx $ High Yield Corporate Bond ETF	19,000	1,673,710
SPDR Bloomberg Barclays High Yield Bond ETF	15,280	1,680,800
Total Exchange-Traded Funds (Cost $7,336,438)		7,526,948

Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 0.03% (d) (Cost $7,916,728)	7,916,728	7,916,728

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $160,973,865)	101.3	160,524,883
Other Assets and Liabilities, Net	(1.3)	(2,095,639)
Net Assets	100.0	158,429,244
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 are as follows:
Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
Cash Equivalents 5.0%
DWS Central Cash Management Government Fund, 0.03% (d)
4,978,442	15,400,765	12,462,479	—	—	321	—	7,916,728	7,916,728
*	Non-income producing security.
(a)	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2021. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of the security represents unsettled loan commitments at August 31, 2021 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

At August 31, 2021, the Fund had an unfunded loan commitment of $309,543, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Aveanna Healthcare LLC, 2021 Delayed Draw Term Loan, 7/17/2028	82,604	82,997	393
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,545	67,284	(261)
National Mentor Holdings, Inc., Delayed Draw Term Loan, 3/2/2028	37,167	37,114	(53)
TricorBraun Holdings, Inc., Delayed Draw Term Loan, 3/3/2028	67,115	66,596	(519)
Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan, 7/29/2028	55,112	55,187	75
Total	309,543	309,178	(365)
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$137,669,569	$223,031	$137,892,600
Corporate Bonds (a)	—	5,740,177	—	5,740,177
Common Stocks
Communication Services	86,151	—	—	86,151
Energy	—	154,429	—	154,429
Information Technology	—	—	0	0
Warrants (a)	—	204,582	0	204,582
Mutual Funds	1,003,268	—	—	1,003,268
Exchange-Traded Funds	7,526,948	—	—	7,526,948
Short-Term Investments	7,916,728	—	—	7,916,728
Unfunded Loan Commitment (b)	—	468	—	468
Total	$16,533,095	$143,769,225	$223,031	$160,525,351
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$—	$(833)	$—	$(833)
Total	$—	$(833)	$—	$(833)
During the period ended August 31, 2021, the amount of transfers between Level 3 and Level 2 was $826,656. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DFRF-PH1
R-080548-1 (1/23)